Liability For Policy And Contract Claims (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Liability for Policy and Contract Claims [Line Items]
Change in reserves	$ 3,562	[1]	$ 3,436	[2]	$ 3,768	[3]
Total incurred	4,213	[1]	4,235	[2]	4,189	[3]
Strengthened reserve as a result of changes in estimates related to prior year insured events	651	[1]	799	[2]	421	[3]
Ending balance	7,620	[1]	6,933	[1],[2]	6,567	[2],[3]	5,322	[3]
Paid claims in current year	1,238	[1]	1,217	[2]	1,441	[3]
U.S. Mortgage Insurance
Liability for Policy and Contract Claims [Line Items]
Strengthened reserve as a result of changes in estimates related to prior year insured events	415		514		515
Ending balance			2,282		2,289		1,711
Long-term Care Insurance
Liability for Policy and Contract Claims [Line Items]
Strengthened reserve as a result of changes in estimates related to prior year insured events	232		276		223
Ending balance			3,633		3,138		2,735
International Mortgage Insurance
Liability for Policy and Contract Claims [Line Items]
Strengthened reserve as a result of changes in estimates related to prior year insured events					125
Ending balance							366
Settlement of Arbitration Proceedings | U.S. Mortgage Insurance
Liability for Policy and Contract Claims [Line Items]
Change in reserves					108
Paid claims in current year					203
Policy and contract claims liability related to U.S. mortgage insurance business includes a settlement of arbitration proceedings with a lender regarding certain bulk transactions					95
Loss Mitigation | U.S. Mortgage Insurance
Liability for Policy and Contract Claims [Line Items]
Change in reserves	95		194		382
Total incurred	472		540		465
Loss mitigation activities that resulted in a reduction in expected losses	567		734		465
Loss Mitigation | Rescissions | U.S. Mortgage Insurance
Liability for Policy and Contract Claims [Line Items]
Change in reserves	7		8		150
Total incurred	38		150		114
Loss Mitigation | Reinstatements | U.S. Mortgage Insurance
Liability for Policy and Contract Claims [Line Items]
Strengthened reserve as a result of changes in estimates related to prior year insured events	84		175
Loss Mitigation | Workouts Loan Modifications and Pre Sales | U.S. Mortgage Insurance
Liability for Policy and Contract Claims [Line Items]
Change in reserves	88		186		232
Total incurred	$ 434		$ 390		$ 351

[1]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2011 were reduced by loss mitigation activities of $95 million, including $88 million related to workouts, loan modifications and pre-sales, and $7 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $472 million to date, including $434 million related to workouts, loan modifications and pre-sales, and $38 million related to rescissions, net of reinstatements of $84 million.
[2]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2010 were reduced by loss mitigation activities of $194 million, including $186 million related to workouts, loan modifications and pre-sales, and $8 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $540 million to date, including $390 million related to workouts, loan modifications and pre-sales, and $150 million related to rescissions, net of reinstatements of $175 million.
[3]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2009 were reduced by loss mitigation activities of $382 million, including $232 million related to rescissions, net of reinstatements, and $150 million related to workouts, loan modifications and pre-sales. Prior year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2009 were reduced by current year loss mitigation activities of $465 million, including $351 million related to rescissions, net of reinstatements, and $114 million related to workouts, loan modifications and pre-sales. Reinstatements were not material in 2009.